Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jan. 31, 2015
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015	$ 31
Total minimum lease payments	31
Subsequent Event [Member]
Note 15 - Subsequent Events (Details) - Future Minimum Lease Payments [Line Items]
2015		199
2016		229
2017		58
Total minimum lease payments		$ 486